Shareholder Report, Holdings (Details)	Dec. 31, 2025
MH Elite Small Cap Fund of Funds | Aegis Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%
MH Elite Small Cap Fund of Funds | Oberweis Micro Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
MH Elite Small Cap Fund of Funds | Schwab Fundamental [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.91%
MH Elite Small Cap Fund of Funds | Congress Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
MH Elite Small Cap Fund of Funds | Invesco Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
MH Elite Small Cap Fund of Funds | Hood River [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
MH Elite Small Cap Fund of Funds | Fuller Thaler Behavioral [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%
MH Elite Small Cap Fund of Funds | Vanguard Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
MH Elite Small Cap Fund of Funds | James Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
MH Elite Small Cap Fund of Funds | Hennesey Cornerstone [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%
MH Elite Small Cap Fund of Funds | Mid Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
MH Elite Small Cap Fund of Funds | Small Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.57%
MH Elite Small Cap Fund of Funds | Small Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
MH Elite Small Cap Fund of Funds | Small Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.31%
MH Elite Small Cap Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
MH Elite Small Cap Fund of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
MH Elite Fund of Funds | Shelton Capital Mgmt [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.77%
MH Elite Fund of Funds | Vanguard Tax Managed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
MH Elite Fund of Funds | Putnam Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.67%
MH Elite Fund of Funds | Putnam Core Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
MH Elite Fund of Funds | Bny Mellon Dynamic [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%
MH Elite Fund of Funds | Fidelity Mega Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.94%
MH Elite Fund of Funds | Federated Hermes Mdt [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
MH Elite Fund of Funds | Fidelity 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
MH Elite Fund of Funds | Fidelity Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
MH Elite Fund of Funds | Voya Corp Leaders [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
MH Elite Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
MH Elite Fund of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
MH Elite Fund of Funds | Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.34%
MH Elite Fund of Funds | Large Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.17%
MH Elite Fund of Funds | Large Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.83%
MH Elite Fund of Funds | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
MH Elite Select Portfolio of Funds | Schwab Fundamental [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
MH Elite Select Portfolio of Funds | Thornburg Global Opp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
MH Elite Select Portfolio of Funds | Hartford International [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
MH Elite Select Portfolio of Funds | State Street Hedged [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%
MH Elite Select Portfolio of Funds | Driehaus Emerging [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
MH Elite Select Portfolio of Funds | Artisan Global [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
MH Elite Select Portfolio of Funds | Wcm Focused Intl [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
MH Elite Select Portfolio of Funds | Third Avenue Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
MH Elite Select Portfolio of Funds | Vanguard Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
MH Elite Select Portfolio of Funds | Eaton Vance Emerging [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
MH Elite Select Portfolio of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
MH Elite Select Portfolio of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
MH Elite Select Portfolio of Funds | Large Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
MH Elite Select Portfolio of Funds | Diversified Emerging Mkts [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.52%
MH Elite Select Portfolio of Funds | Foreign Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
MH Elite Select Portfolio of Funds | Foreign Large Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
MH Elite Select Portfolio of Funds | Foreign Large Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.62%
MH Elite Select Portfolio of Funds | Global Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
MH Elite Select Portfolio of Funds | Global Small Mid Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
MH Elite Select Portfolio of Funds | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
MH Elite Select Portfolio of Funds | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
MH Elite Income Fund of Funds | Dodge And Cox Global Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
MH Elite Income Fund of Funds | Victory Core Plus [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
MH Elite Income Fund of Funds | Artisan High Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
MH Elite Income Fund of Funds | Dodge And Cox Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
MH Elite Income Fund of Funds | Pimco Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
MH Elite Income Fund of Funds | River Canyon [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
MH Elite Income Fund of Funds | Fidelity Select Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
MH Elite Income Fund of Funds | Vanguard Emerging Mkts Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
MH Elite Income Fund of Funds | Fidelity Advisor Multi Asset [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
MH Elite Income Fund of Funds | Pimco Inflation Response [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%
MH Elite Income Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
MH Elite Income Fund of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
MH Elite Income Fund of Funds | Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.64%
MH Elite Income Fund of Funds | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
MH Elite Income Fund of Funds | Convertibles [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
MH Elite Income Fund of Funds | Emerging Market Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
MH Elite Income Fund of Funds | Global Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
MH Elite Income Fund of Funds | Global Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
MH Elite Income Fund of Funds | High Yield Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
MH Elite Income Fund of Funds | Intermediate Core Plus Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
MH Elite Income Fund of Funds | Multisector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.27%
MH Elite Income Fund of Funds | Short Term Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
MH Elite Income Fund of Funds | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%